Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grants

Equity grants help to align executive interests with those of our stockholders. The Compensation and Human Capital Committee uses both PSUs and RSUs in our annual equity long-term incentive grants to retain and motivate our executives to achieve long-term performance. The Committee’s practice is to approve the value and type of annual equity awards to the named executive officers in the first quarter of each fiscal year, with the effective grant date typically being in early March. The value of each equity award approved by the Committee is converted into a number of units based on the 15-day average trading price through the date of grant. The Compensation and Human Capital Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. None of our named executive officers holds any stock options.

Award Timing Method	Equity grants help to align executive interests with those of our stockholders. The Compensation and Human Capital Committee uses both PSUs and RSUs in our annual equity long-term incentive grants to retain and motivate our executives to achieve long-term performance. The Committee’s practice is to approve the value and type of annual equity awards to the named executive officers in the first quarter of each fiscal year, with the effective grant date typically being in early March. The value of each equity award approved by the Committee is converted into a number of units based on the 15-day average trading price through the date of grant.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation and Human Capital Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false